Financial assets and liabilities at fair value - Financial assets & liabilities reported at fair value in fair value hierarchy (Details) - SEK (kr) kr in Millions	Mar. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets	kr 278,088	kr 258,657
Fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	64,535	7,916
Book value of financial assets	280,114	263,961
Financial liabilities at fair value	78,202	79,901
Fair value | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	62,080	5,942
Financial liabilities at fair value	34,599	34,086
Fair value | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	2,455	1,974
Financial liabilities at fair value	43,603	45,815
Fair value | Senior securities issued
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	61,287
Fair value | Senior securities issued | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	20,715
Fair value | Senior securities issued | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	40,572
Fair value | Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	16,915
Fair value | Derivatives | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	13,884
Fair value | Derivatives | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	3,031
Fair value | Available-for-sale assets
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets		44,076
Fair value | Available-for-sale assets | Level 1
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets		4,382
Fair value | Available-for-sale assets | Level 2
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets		39,694
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets	3,667	1,231
Cash and cash equivalents | Fair value
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets	3,667	1,231
Treasuries/government bonds
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets	4,406	4,382
Treasuries/government bonds | Fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	4,406
Book value of financial assets	4,406	4,382
Treasuries/government bonds | Fair value | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	4,406
Other interest-bearing securities except loans
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets	50,012	39,807
Other interest-bearing securities except loans | Fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	50,012
Book value of financial assets	50,012	39,807
Other interest-bearing securities except loans | Fair value | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	50,012
Loans in the form of interest-bearing securities
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets	41,059	41,125
Loans in the form of interest-bearing securities | Fair value
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets	42,160	42,352
Loans to credit institutions
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets	21,698	23,198
Loans to credit institutions | Fair value
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets	21,938	23,451
Loans to the public
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets	147,129	141,111
Loans to the public | Fair value
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets	147,814	144,935
Derivatives
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets	10,117	7,803
Derivatives | Fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	10,117
Book value of financial assets	10,117	kr 7,803
Derivatives | Fair value | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	7,662
Derivatives | Fair value | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	kr 2,455